Debt - 2020 Loan and Security Agreement (Details) - USD ($)	1 Months Ended
	Apr. 30, 2021	Dec. 31, 2020	Oct. 31, 2020
Debt Instrument [Line Items]
Debt amount outstanding		$ 15,000,000
2020 Loan and Security Agreement
Debt Instrument [Line Items]
Debt instrument, face amount			$ 15,000,000
Principal amount of debt repaid	$ 15,000,000